SUBSEQUENT EVENTS (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	Jul. 28, 2015	Jun. 23, 2015	Mar. 31, 2015
Borrowing of Funds
Weighted-average interest rate of short-term debt (as a percent)			0.50%
Subsequent event
Dividends
Cash dividend of common stock declared (in yen per share)		¥ 3
Aggregate amount of common stock dividend		¥ 106,472
Subsequent event | Loan agreements with Japanese banking institutions | Bank of Tokyo-Mitsubishi UFJ Ltd. and Sumitomo Mitsui Banking Corporation
Borrowing of Funds
Aggregate face amount	¥ 3,600,000
Interest rate, minimum (as a percent)	0.33%
Interest rate, maximum (as a percent)	0.46%
Subsequent event | Loan agreements with Japanese banking institutions | Bank Of Tokyo Mitsubishi U F J Limited [Member]
Borrowing of Funds
Aggregate face amount	¥ 1,800,000
Subsequent event | Loan agreements with Japanese banking institutions | Sumitomo Mitsui Banking Corporation [Member]
Borrowing of Funds
Aggregate face amount	¥ 1,800,000